Impairment of Assets and Assets Held for Sale - Summary of Assets and Liabilities Classified as Held for Sale and Computation of Impairment Loss (Parenthetical) (Details) - Mar. 31, 2021
₨ in Millions, $ in Millions
	INR (₨)	USD ($)
Rooftop Sale Agreement [Member]
Long Lived Assets Held For Sale [Line Items]
Fair value after adjustment of expected timing of proceeds from sale and other costs	₨ 201	$ 2.8